Summary of Significant Accounting Policies (Details Narrative) - USD ($)					3 Months Ended	12 Months Ended
	Nov. 22, 2023	Apr. 21, 2023	Apr. 14, 2023	Oct. 25, 2021	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Payments to acquire restricted investments				$ 204,000,000	$ 204,000,000	$ 204,000,000
Cash		$ 187,475,000	$ 187,475,000
Assets held-in-trust, noncurrent					$ 23,151,000	$ 22,890,000	$ 206,946,000
Term of restricted investments				185 days	185 days	185 days
Cash and cash equivalents					$ 94,000	$ 14,000	744,000
Cash, FDIC insured amount					250,000	250,000
Warrant liability issuance costs				$ 491,000
Payment of fess to financial advisor				175,000
Minimum net worth required for compliance					5,000,001	5,000,001
Unrecognized tax benefits					0	0	0
Interest and penalties, unrecognized tax benefits					0	0	0
Income tax expense benefit					0	0
IPO [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total costs incurred in connection with preparation for the initial public offering				11,725,000
Offering costs				725,000
Underwriters discount				11,000,000
Class A Ordinary Shares Subject To Possible Redemption [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Costs allocated to equity instruments				$ 11,234,000
Cash [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Cash and cash equivalents					15,000	$ 14,000	$ 744,000
Interest-Bearing Deposits [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Cash and cash equivalents					$ 79,000
Common Class A [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of shareholders elected to redeem			167
Stock redeemed or called during period, Shares		17,910,004	17,910,004			17,910,004
Percentage of common stock			89.60%
Public Offering (in shares)					2,089,996	2,089,996	20,000,000	20,000,000	20,000,000
Shares outstanding temporary and permanent						3,389,996
Common Class A [Member] | Sponsor [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Conversion of Class B ordinary shares into Class A ordinary shares, Shares	1,300,000					1,300,000
Common Class A [Member] | IPO [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock issued during period, Shares				20,000,000
Warrant [Member] | Common Class A [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share					20,500,000	20,500,000